Net deferred tax position - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	€ 10,000	€ 11,500	€ 10,900
Total deferred tax assets for tax loss carryforwards	2,391	1,658	1,640
Unused tax losses for which no deferred tax asset recognised	875	331	317
Unused capital losses for which no deferred tax asset recognised	459
Deferred tax assets not recognized as future recovery not probable	€ 615	€ 346	€ 340